Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Carrying amount at beginning of year	$ 1,594.0	$ 1,610.1
Balance January 1, 2015 after goodwill reallocation	1,594.0
Acquisition	84.5
Translation differences	(12.2)	(16.1)
Carrying amount at end of year	1,666.3	1,594.0
Passive Safety Segment
Goodwill [Line Items]
Carrying amount at beginning of year	1,586.2	1,602.3
Allocation of goodwill due to change in segment reporting as of January 1, 2015	(185.7)
Balance January 1, 2015 after goodwill reallocation	1,400.5
Translation differences	(12.2)	(16.1)
Carrying amount at end of year	1,388.3	1,586.2
Electronics
Goodwill [Line Items]
Carrying amount at beginning of year	7.8	7.8
Allocation of goodwill due to change in segment reporting as of January 1, 2015	185.7
Balance January 1, 2015 after goodwill reallocation	193.5
Acquisition	84.5
Carrying amount at end of year	$ 278.0	$ 7.8